Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Results of Operations (Unaudited)
Total revenues	$ 1,880	$ 1,972	$ 2,025	$ 965	$ (553)	$ 1,766	$ (584)	$ 2,389	$ 6,842	$ 3,018	$ 8,891
Total expenses	2,102	2,096	1,704	1,555	2,224	2,018	1,656	1,825	7,457	7,723	7,429
Net income (loss)	$ 668	$ (943)	$ 246	$ (349)	$ (1,765)	$ (158)	$ (1,423)	$ 407	(378)	(2,939)	1,119
Net income (loss)									$ (378)	$ (2,939)	$ 1,119
Basic earnings per common share (1)
Earnings per common share - basic	$ 5.57	$ (7.87)							$ (3.16)
Pro Forma
Basic earnings per common share (1)
Earnings per common share - basic			$ 2.05	$ (2.91)	$ (14.74)	$ (1.32)	$ (11.88)	$ 3.40		$ (24.54)	$ 9.34